Loans and financing - Debentures (Details) - BRL (R$) R$ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and financing
Debentures	R$ 202.5	R$ 202.5	R$ 1,186.2
Current position	162.6	162.6	244.5
Non-current position	39.9	39.9	941.7
Redemption of debentures		R$ 1,153.2	150.0	R$ 50.0
Fifth and seventh issue
Loans and financing
Redemption of debentures	R$ 973.5
Fifth issue
Loans and financing
Debentures			R$ 1,038.3
Fifth issue | CDI
Loans and financing
Interest rate (as a percent)	127.00%	127.00%	127.00%
Seventh issue
Loans and financing
Debentures			R$ 147.9
Seventh issue | CDI
Loans and financing
Variable spread on interest rate (as a percent)	2.85%	2.85%	2.85%
Eight issue
Loans and financing
Debentures	R$ 202.5	R$ 202.5
Eight issue | CDI
Loans and financing
Variable spread on interest rate (as a percent)	1.50%	1.50%	1.50%